Shareholders' equity - At-the-market equity offering (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	May 11, 2020	Jul. 19, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Shareholders' equity
Maximum value of shares that can be issued from treasury to public	300,000,000	200,000,000
Number of shares issued at At-the-market equity offering			474,900	909,900
Average price per common share			$ 143.58	$ 125.54
Gross proceeds from share issues			$ 68.2	$ 114.2
Net proceeds from share issues			66.8	112.3
Share issuance agent commission costs			0.7	1.1
Share issue costs and expense			$ 0.7	$ 0.8
Share Capital (Note 15)
Shareholders' equity
Number of shares issued at At-the-market equity offering				909,900	1,433,400